Commitments and Contingencies (Future Minimum Rental Payments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2019	$ 961
2020	961
2021	961
2022	961
2023	961
2024 though 2067	34,194
Total	38,999
Other Expenses
Operating ground lease expense	$ 1,500	$ 100	$ 1,000